Lord Abbett Emerging Markets Currency Fund
Lord Abbett Emerging Markets Currency Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek high total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 99 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Emerging Markets Currency Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Emerging Markets Currency Fund	Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.50%	0.50%	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.83%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.29%	0.29%	0.29%		0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.99%	1.79%	1.62%		0.89%	0.79%	1.24%	1.39%	1.29%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Emerging Markets Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	324	533	760	1,411
Class B	682	863	1,170	1,895
Class C	265	511	881	1,922
Class F	91	284	493	1,096
Class I	81	252	439	978
Class P	126	393	681	1,500
Class R2	142	440	761	1,669
Class R3	131	409	708	1,556

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Emerging Markets Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	324	533	760	1,411
Class B	182	563	970	1,895
Class C	165	511	881	1,922
Class F	91	284	493	1,096
Class I	81	252	439	978
Class P	126	393	681	1,500
Class R2	142	440	761	1,669
Class R3	131	409	708	1,556

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105.11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in instruments that provide investment exposure to the currencies of, and in fixed income instruments denominated in the currencies of, emerging market countries at the time of purchase. For purposes of this policy, the Fund considers an emerging market country to be any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income member countries of the Organisation for Economic Co-operation and Development (“OECD”) for the past five consecutive years. Emerging market countries include countries in Asia, Africa, the Middle East, Latin America, and Europe. The Fund is non-diversified under the Investment Company Act of 1940, as amended, and may invest a greater percentage of its assets in a single issuer or in fewer issuers than a diversified mutual fund would.

Lord Abbett will determine the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors. The Fund focuses on foreign currencies that it expects to appreciate versus the U.S. dollar (or versus other foreign currencies), in addition to foreign currencies that it expects to depreciate versus the U.S. dollar (or versus other foreign currencies). In pursuing its investment objective, the Fund may invest substantially in forward foreign currency contracts, which are a type of derivative instrument. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index. In addition to forward contracts, the Fund also may invest in other types of derivatives, including options, futures contracts, and swap agreements.

A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a currency (or a security or other financial instrument) at a future date, at a price established in the contract. When the Fund is invested substantially in forward foreign currency contracts and other derivative instruments, the Fund will not have a material portion of its assets invested in securities issued by issuers located in emerging markets. The Fund will be required to segregate permissible liquid assets, or engage in other measures to cover the Fund’s obligations relating to such transactions. The Fund will invest these assets in U.S. fixed income instruments that would be expected to generate income for the Fund.

The Fund’s fixed income instruments may include the following: corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities or other obligations issued by states, provinces or local governments and their subdivisions, agencies, authorities and other government-sponsored enterprises; obligations of international agencies or supranational entities; and derivatives based on the return of fixed income instruments.

Forward contracts may be structured for cash settlement, rather than physical delivery. The Fund may enter into non-deliverable currency forward contracts (“NDFs”), which are a particular type of cash-settled forward contract that may be used to gain exposure to a non-convertible or relatively thinly traded foreign currency. With respect to futures contracts or forward contracts that are contractually required to cash settle, the Fund will be permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. In the case of futures contracts or forward contracts that are not contractually required to cash settle, the Fund will be obligated to set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) during the period of time while the contract positions are open. The Fund is regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool under newly amended Commodity Exchange Act rules.

The Fund also may invest directly in foreign currencies or in securities denominated in, or that provide investment exposure to, foreign currencies; engage in foreign currency transactions on a spot (cash) basis; enter into foreign currency futures contracts; invest in options on foreign currencies and futures; obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts, or by using investment techniques, including buy backs and dollar rolls; hedge its exposure to emerging market country currencies (but is not required to do so); invest in currency derivatives to manage its duration; and invest in other types of fixed income instruments that may not be denominated in the currencies of emerging market countries and may not provide investment exposure to the currencies of emerging market countries.

The Fund also may invest up to 15% of its total assets in high yield debt securities (commonly referred to as “below investment grade” or “junk” bonds). High yield debt securities are debt securities that are rated BB/Ba or lower by a nationally recognized statistical rating organization (“NRSRO”), or are unrated but determined by Lord Abbett to be of comparable quality.

Under normal conditions, the Fund’s average portfolio duration is not expected to exceed eight years. However, the Fund’s average portfolio duration will vary from time to time.

The Fund employs a relative value-oriented investment process in constructing its portfolio and performs fundamental research and analysis to determine the Fund’s country and currency composition. The Fund will focus on foreign currencies that it expects to appreciate versus the U.S. dollar (or versus other foreign currencies), in addition to foreign currencies that it expects to depreciate versus the U.S. dollar (or versus foreign currencies). Portfolio management applies the results of this research and analysis to select a basket of globally diversified currencies, which will normally include a substantial investment in foreign forward currency contracts. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management and its investment selections fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions and other factors. Prices of emerging market securities may tend to rise and fall more dramatically than the prices of other types of securities.

•

Derivatives Risk: The Fund invests substantially in forward contracts and other types of derivatives. Derivatives can increase the Fund’s volatility and/or reduce its returns. The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, counterparty risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund’s assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an over-the-counter (“OTC”) contract, such as a forward contract, will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions. Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund. In addition, the Fund will be required to segregate permissible liquid assets to cover the Fund’s obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, Lord Abbett’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund’s performance could be adversely affected.

•

Foreign Currency and Currency-Related Transaction Risk: The Fund is subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. The Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result, in addition to the Fund’s incurring transaction costs.

•

Developing or Emerging Market Investments Risk: The securities markets of developing or emerging market countries tend to be less liquid, be especially subject to greater price volatility, have a smaller market capitalization, and have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain developing or emerging market countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

•

Foreign Investments Risk: Foreign investments generally pose greater risks than domestic investments. Foreign markets and their investments may not be subject to the same degree of regulation as U.S. markets. In addition, key information about an issuer, security, or market may be inaccurate or unavailable. Securities clearance, settlement procedures and trading practices may be different, transaction costs may be higher, and there may be less trading volume and liquidity in foreign markets, subjecting the securities traded in these markets to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability that could affect investments in those countries.

•

Non-Diversified Risk: The Fund is a non-diversified mutual fund. This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer than a diversified fund. As a result, the value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund would be.

•

Geographic Concentration Risk: To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

•

Leverage Risk: Certain of the Fund’s transactions (including, among others, forward currency contracts and other derivatives, reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions) may give rise to leverage risk. The use of leverage may cause investors in the Fund to lose more money in adverse environments than would have been the case in the absence of leverage. There is no assurance that the Fund will be able to employ leverage successfully.

•

Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

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Credit Risk: The issuer of a fixed income security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A fixed income security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings.

•

Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. Typically, periods of volatility and rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings to satisfy redemptions.

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Liquidity Risk: The Fund may be exposed to liquidity risk from its investments in foreign securities, derivatives, or securities with substantial market and credit risk, because these investments may be difficult to buy or sell. If the Fund is unable to sell these securities at its desired time or price, its returns, if any, may be lowered.

•

Government Securities Risk and Mortgage-Related and Other
Asset-Backed Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related and other asset-backed securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•

High-Yield Securities Risk: High-yield debt securities, or junk bonds, may be more credit sensitive than interest rate sensitive. There also is the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds. The market for high-yield bonds generally is less liquid than the market for higher-rated securities.

•

Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

•

Potential for Changes in Tax Treatment: The Fund intends to continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under subchapter M, at least 90% of the Fund’s gross income for each taxable year must be “qualifying income.” The Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. The Code, however, expressly provides the U.S. Treasury Department with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to the Fund’s business of investing in stock or securities (or options and futures with respect thereto). As of the date of this prospectus, the U.S. Treasury Department has not exercised this regulatory authority, however, there can be no assurance that it will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table shows changes in the performance of the Fund during periods when the Fund operated under the name “Lord Abbett Global Income Fund,” and followed a global income strategy, primarily investing in high-quality and investment grade debt securities of domestic and foreign companies generally located in developed countries.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares*

*

The Fund implemented its current investment strategy effective June 29, 2007. The performance of the Fund for periods prior to June 29, 2007 is not representative of the Fund’s current investment strategy.

Best Quarter 2nd Q ’09 +13.14%	Worst Quarter 4th Q ’08 -12.43%

Average Annual Total Returns (for the periods ended December 31, 2013)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Emerging Markets Currency Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	(5.35%)	4.68%	2.56%
Class B	(8.67%)	4.05%	2.24%
Class C	(4.73%)	4.50%	2.14%
Class F	(2.97%)	5.35%		2.76%	Sep. 28, 2007
Class I	(2.88%)	5.42%		3.08%	Oct. 19, 2004
Class P	(3.26%)	5.02%	2.63%
Class R2	(3.59%)	4.79%		2.33%	Sep. 28, 2007
Class R3	(3.35%)	4.89%		2.39%	Sep. 28, 2007
After Taxes on Distributions Class A	(5.97%)	3.63%	1.10%
After Taxes on Distributions and Sales Class A	(3.03%)	3.29%	1.45%
Barclays Global Emerging Markets Strategy (GEMS) Index 10/19/2004 (reflects no deduction for fees, expenses, or taxes)	(3.48%)	4.08%	6.39%	6.14%	Oct. 19, 2004
Barclays Global Emerging Markets Strategy (GEMS) Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(3.48%)	4.08%	6.39%	2.38%	Sep. 28, 2007